NON-CONTROLLING INTEREST	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
NON-CONTROLLING INTEREST [Text Block]

12.      NON-CONTROLLING INTEREST

The table below shows details of non-wholly owned subsidiaries of the Group that have material non-controlling interests:

Company	Proportion of		Loss allocated to		Accumulated
	ownership and		non-controlling		non-controlling
	voting rights held		interests		interests
	by non-controlling
	interests
	2018	2017	2018	2017	2018	2017

Maseve Investments 11 (Pty) Ltd	17.1%	17.1%	$2,342	$47,956	$-	$(16,463)

Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	5,768	4,555

Waterberg JV Co [1]	62.95%	54.35%	-	-	5,384	-

				Total	$11,152	$(11,908)

[1] Includes the net book value of mineral properties sold to Impala Platinum Holdings Ltd.